Organization	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation
Organization

Note 1—Organization

        PennyMac Financial Services, Inc. ("PFSI" or the "Company") was formed as a Delaware corporation on December 31, 2012. Pursuant to a reorganization, the Company became a holding corporation and its sole asset is an equity interest in Private National Mortgage Acceptance Company, LLC ("PennyMac"). The Company is the managing member of PennyMac and operates and controls all of the businesses and affairs of PennyMac subject to the consent rights of other members under certain circumstances and, through PennyMac and its subsidiaries, continues to conduct the business previously conducted by these subsidiaries.

        PennyMac is a Delaware limited liability company which, through its subsidiaries, engages in mortgage banking and investment management activities. PennyMac's mortgage banking activities consist of residential mortgage lending (including correspondent lending and retail lending) and loan servicing. The investment management activities and a portion of the loan servicing activities are conducted on behalf of investment vehicles that invest in residential mortgage loans and related assets. PennyMac's primary wholly-owned subsidiaries are:

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  PNMAC Capital Management, LLC ("PCM") – a Delaware limited liability company registered with the Securities and Exchange Commission ("SEC") as an investment advisor under the Investment Advisers Act of 1940, as amended. PCM enters into investment management agreements with entities that invest in residential mortgage loans and related assets.

  Presently, PCM has management agreements with PennyMac Mortgage Investment Trust, a publicly held real estate investment trust ("PMT"), and three investment funds: PNMAC Mortgage Opportunity Fund, LLC and PNMAC Mortgage Opportunity Fund, L.P., (the "Master Fund"), both registered under the Investment Company Act of 1940, as amended; and PNMAC Mortgage Opportunity Fund Investors, LLC (collectively, "Investment Funds"). Together, the Investment Funds and PMT are referred to as the "Advised Entities."

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  PennyMac Loan Services, LLC ("PLS") – a Delaware limited liability company that services portfolios of residential mortgage loans on behalf of third parties or entities managed by the Company, originates new prime credit quality residential mortgage loans, and generally engages in mortgage banking activities for its own account and the account of PMT.

  PLS is approved as a seller/servicer of mortgage loans by the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") and as an issuer of securities guaranteed by the Government National Mortgage Association ("Ginnie Mae"). PLS is a licensed Federal Housing Administration Nonsupervised Title II Lender with the U.S. Department of Housing and Urban Development ("HUD") and a lender/servicer with the Veterans Administration ("VA") (each an "Agency" and collectively the "Agencies ").

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  PNMAC Opportunity Fund Associates, LLC ("PMOFA") – a Delaware limited liability company and the general partner of the Master Fund. PMOFA is entitled to incentive fees representing allocations of profits (the "Carried Interest") from the Master Fund.

  Initial Public Offering and Recapitalization

        On May 14, 2013, PFSI completed an initial public offering ("IPO") in which it sold approximately 12.8 million shares of its Class A common stock, at a public offering price of $18.00 per share. PFSI received net proceeds of $216.8 million, after deducting net underwriting discounts and commissions, from sales of its shares in the IPO. PFSI used these net proceeds to purchase approximately 12.8 million Class A Units of PennyMac. PFSI operates and controls all of the business and affairs and consolidates the financial results of PennyMac and its subsidiaries. The purchase of 12.8 million Class A Units of PennyMac has been accounted for as a transfer of interests under common control. Accordingly, the accompanying consolidated financial statements reflect a reclassification of members' equity to noncontrolling interests in the Company of $315.5 million. This amount represents the carrying value in the Company of the existing owners of PennyMac that has been purchased for the Class A Units of PennyMac.

        After the completion of the recapitalization and reorganization transactions, PennyMac is a consolidated subsidiary of the Company, accordingly, PennyMac's consolidated financial statements are the Company's historical financial statements. The historical consolidated financial statements of PennyMac are reflected herein based on the historical ownership interests of the existing owners of PennyMac.

        Before the IPO, PennyMac completed a reorganization by amending its limited liability company agreement to convert all classes of ownership interests held by its existing owners to a single class of common units. The conversion of existing interests was based on the various interests' liquidation priorities as specified in PennyMac's prior limited liability company agreement. In connection with that reorganization, PFSI became the sole managing member of PennyMac.

        As part of the IPO, PFSI entered into a tax receivable agreement with PennyMac's existing owners whereby PFSI will pay to such owners 85% of the tax benefits, if any, that PFSI is deemed to realize under certain circumstances as a result of (i) increases in tax basis resulting from exchanges of the then-existing unitholders and (ii) certain other tax benefits related to PFSI entering into the tax receivable agreement, including tax benefits attributable to payments under the tax receivable agreement.